Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—79.0%
		Chemicals & Plastics—2.4%
$ 200,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	$ 156,320
200,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	206,397
		TOTAL	362,717
		Oil & Gas—2.2%
400,000	[1,2]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 12/31/2099	58,400
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	85,167
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	201,144
		TOTAL	344,711
		Sovereign—73.1%
20,000		Argentina, Government of, Series 3, 3.000%, 5/31/2026	19,075
44,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	32,031
4,500		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	3,439
31,997		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	20,238
100,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	66,865
10,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	8,998
50,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	48,315
200,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	185,295
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	177,651
$ 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	191,496
BRL 2,750,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	440,457
2,600,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	350,661
$ 200,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	206,131
COP 1,500,000,000	[3]	Colombia, Government of, Unsecd. Note, Series B, 7.000% (SOFR +0.300%), 6/30/2032	288,598
1,000,000,000		Colombia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	182,756
CZK 7,700,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	274,859
DOP 8,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 10.500%, 3/15/2037	131,844
$ 200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	183,302
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.500%, 2/22/2029	196,408
100,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	48,896
18,941		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	10,165
18,460		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	12,171
EGP 4,700,000	[4]	Egypt Treasury Bill, Series 364D, 0.000%, 10/7/2025	79,940
4,500,000	[4]	Egypt Treasury Bill, Series 364D, 0.000%, 7/29/2025	79,845
$ 200,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	198,532
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	92,545
$ 200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	173,205
75,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	75,660
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	161,270
42,221	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	32,985
19,200	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	17,939
193,600		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	172,159
278,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	206,489
HUF 170,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	321,177
IDR 3,500,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	231,068
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	98,684

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	$ 194,420
70,111		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	66,695
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	199,500
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/5/2036	193,604
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	202,251
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	37,750
MXN 5,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	236,022
8,300,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	358,704
$ 200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	177,480
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	159,500
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	208,533
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	202,067
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	186,211
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	165,413
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	176,844
PEN 600,000		Peru Government Bond, Sr. Unsecd. Note, 7.600%, 8/12/2039	171,798
1,750,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	486,952
300,000		Peru, Government of, Unsecd. Note, 5.940%, 2/12/2029	85,202
PLN 2,650,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	509,531
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	219,553
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	157,098
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	143,945
$ 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	134,440
200,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	196,246
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	127,599
4,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	221,176
$ 200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	178,260
186,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	173,687
400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	289,029
5,445	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	3,077
20,347	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	8,813
217,195	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	143,870
14,329	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	9,425
24,920	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2035	14,622
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	269,750
175,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	29,233
		TOTAL	11,359,449
		Transportation—1.3%
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	204,343
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $12,931,477)	12,271,220
		CORPORATE BONDS—21.4%
		Air Transportation—0.1%
10,000	[4]	Latam Airlines Group SA, 144A, 0.000%, 4/15/2030	10,085
		Banking—1.6%
200,000	[1,2,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	10,000
200,000	[6]	Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.743%, 4/4/2029	209,870
		TOTAL	239,870

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—1.2%
$ 200,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	$ 190,034
		Chemicals & Plastics—2.4%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	203,991
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	170,730
		TOTAL	374,721
		Metals & Mining—5.7%
200,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	204,009
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	201,430
400,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	404,726
55,048		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2031	54,501
20,000		Volcan Compania Minera S.A.A., 144A, 8.750%, 1/24/2030	19,573
		TOTAL	884,239
		Oil & Gas—4.5%
83,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	87,005
25,000		Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	27,101
50,000		Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	51,909
200,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	205,198
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	200,636
15,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	15,956
10,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 7.625%, 12/10/2035	9,977
50,000		YPF Sociedad Anonima, 144A, 8.250%, 1/17/2034	50,790
50,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	52,550
		TOTAL	701,122
		Real Estate—0.1%
200,000	[1,2]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	19,500
		Telecommunications & Cellular—3.2%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	95,206
$ 200,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	200,220
200,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	200,349
		TOTAL	495,775
		Utilities—2.6%
200,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	203,100
200,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	206,987
		TOTAL	410,087
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,981,742)	3,325,433
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
7,973	[1,5]	ATENTO LUXCO 1 SA (IDENTIFIED COST $8,750)	0
		INVESTMENT COMPANY—1.1%
170,776		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[7] (IDENTIFIED COST $170,776)	170,776
		TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $17,092,745)	$15,767,429
		OTHER ASSETS AND LIABILITIES - NET—(1.5%)[8]	(228,910)
		NET ASSETS—100.0%	$15,538,519

At February 28, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5 Year Long Futures	5	$539,687	June 2025	$4,599
United States Treasury Notes 10 Year Long Futures	5	$555,469	June 2025	$6,668
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$11,267
At February 28, 2025, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2025[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
OTC Swaps:
Barclays	Dominican Republic International Bond	Sell	1.00%	12/20/2029	1.67%	$200,000	$(5,692)	$(5,608)	$(84)
Citi Bank	CDX Index EM Series 42	Buy	1.00%	12/20/2029	1.56%	$200,000	$4,781	$5,878	$(1,097)
TOTAL CREDIT DEFAULT SWAPS							$(911)	$270	$(1,181)
At February 28, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/6/2025	Barclays	494,566 BRL	$83,624	$254
3/6/2025	JPMorgan	1,808,869 BRL	$309,998	$(3,213)
3/6/2025	JPMorgan	773,693 BRL	$125,536	$5,682
3/6/2025	JPMorgan	462,872 BRL	$79,964	$(1,461)
3/18/2025	Morgan Stanley	44,026 BRL	$7,576	$(131)
3/18/2025	Morgan Stanley	44,026 BRL	$7,585	$(140)
3/18/2025	UBS	44,000 BRL	$7,604	$(163)
3/19/2025	Bank of America	1,739,997 MXN	$83,669	$744
3/19/2025	Bank of America	3,850,000 TRY	$100,015	$3,682
3/19/2025	Bank of America	$66,994	292,977,461 COP	$(3,354)
3/19/2025	Citibank	1,855,000 CNY	$258,243	$(3,191)
3/19/2025	Goldman Sachs	1,619,554 MXN	$78,892	$(322)
3/19/2025	Goldman Sachs	309,566 PEN	$83,840	$146
3/19/2025	HSBC	270,465,970 CLP	$270,128	$11,541
3/19/2025	HSBC	131,725 SGD	$98,004	$(442)
3/19/2025	Morgan Stanley	3,400,000 MXN	$162,109	$2,836
Contracts Sold:
3/6/2025	HSBC	3,540,000 BRL	$603,959	$3,574
3/18/2025	Morgan Stanley	88,052 BRL	$15,191	$301
3/18/2025	UBS	44,000 BRL	$7,685	$245
3/19/2025	Bank of America	354,135,009 COP	$83,435	$(1,597)
3/19/2025	Barclays	1,988,100 PEN	$531,259	$(8,121)
3/19/2025	Citibank	520,000 EUR	$547,581	$7,621
3/19/2025	Commonwealth Bank	5,371,701 MXN	$250,579	$(10,020)
3/19/2025	HSBC	1,714,400,000 COP	$391,189	$(20,459)
3/19/2025	HSBC	4,042,700,879 IDR	$251,249	$7,587
3/19/2025	HSBC	131,725 SGD	$96,469	$(1,093)
3/19/2025	Morgan Stanley	3,400,000 MXN	$166,267	$1,322
3/19/2025	Morgan Stanley	1,372,810 MXN	$66,690	$90
3/19/2025	State Street	270,465,970 CLP	$273,772	$(7,897)
6/3/2025	JPMorgan	1,810,000 BRL	$304,520	$3,404

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
6/18/2025	Goldman Sachs	80,362,387 CLP	$84,807	$1,245
6/18/2025	Morgan Stanley	$67,478	1,402,189 MXN	$(283)
6/18/2025	State Street	$84,411	80,362,387 CLP	$(849)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(12,462)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts, and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2024	$621,526
Purchases at Cost	$2,973,191
Proceeds from Sales	$(3,423,941)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2025	$170,776
Shares Held as of 2/28/2025	170,776
Dividend Income	$5,341

1	Non-income-producing security.
2	Issuer in default.
3
Floating/variable rate with current rate and current maturity or next reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Zero coupon bond.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Perpetual Bond Security. The maturity date reflects the next call date.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$12,271,220	$—	$12,271,220
Corporate Bonds	—	3,295,433	30,000	3,325,433
Equity Security:
Common Stocks
International	—	—	0	0
Investment Company	170,776	—	—	170,776
TOTAL SECURITIES	$170,776	$15,566,653	$30,000	$15,767,429
Other Financial Instruments:
Assets
Futures Contracts	$11,267	$—	$—	$11,267
Swap Contracts	—	4,781	—	4,781
Foreign Exchange Contracts	—	50,274	—	50,274
Liabilities
Swap Contracts	—	(5,692)	—	(5,692)
Foreign Exchange Contracts	—	(62,736)	—	(62,736)
TOTAL OTHER FINANCIAL INSTRUMENTS	$11,267	$(13,373)	$—	$(2,106)

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
ZAR	—South African Rand